Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Royalties	Fees	Total Payments
Total	$ 1,402,545	$ 2,030	$ 1,404,575
UNITED STATES | Louisiana Federal Government Office of Natural Resource Revenue [Member]
Total	908,074	1,471	909,545
UNITED STATES | Louisiana Federal Government Bureau of Land Management [Member]
Total	148,963		148,963
UNITED STATES | Louisiana Federal Government [Member]
Total	1,057,037	1,471	1,058,508
UNITED STATES | Oklahoma Federal Government Office of Natural Resource Revenue [Member]
Total	344,914	559	345,473
UNITED STATES | Oklahoma Federal Government Bureau of Land Management [Member]
Total	594		594
UNITED STATES | Oklahoma Federal Government [Member]
Total	$ 345,508	$ 559	$ 346,067